Others - Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Others [Line Items]
Sensitivity analysis, Effect on profit or loss	$ 486	$ 14,515	$ (2,986)	$ 2,632
Financial Assets Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 31	$ 937	$ 9,194
Non Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on other comprehensive income	$ 17	$ 501	$ 470
Non Monetary Items | AUD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on other comprehensive income	$ 12	$ 347	$ 380
Financial Liabilities Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 135	$ 4,045	$ 5,494
Financial Liabilities Monetary Items | AUD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 12	$ 354	$ 551